UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	Vanguard Whitehall Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1:	Schedule of Investments

Vanguard International Explorer Fund Schedule of Investments January 31, 2007
	Shares	Market Value ($000)

Common Stocks (96.6%)

Australia (1.9%)
^ James Hardie Industries NV	2,344,838	17,429
^ Ansell Ltd.	1,483,284	12,889
^ Lion Nathan Ltd.	1,530,706	9,869
^ Just Group Ltd.	3,254,735	9,018
^ Computershare Ltd.	800,000	5,711
^ Sonic Healthcare Ltd.	250,000	2,818

		57,734

Austria (0.9%)
* Austriamicrosystems AG	246,423	16,207
Schoeller-Bleckmann Oilfield Equipment AG	200,000	9,602

		25,809

Belgium (1.3%)
Compagnie Nationale a Portefeuille	240,000	15,212
Fluxys-D	4,000	14,065
Sofina SA	95,000	10,436

		39,713

Brazil (0.1%)
Lojas Americanas SA Pfd.	50,000,000	2,894

Canada (0.6%)
Niko Resources Ltd.	236,173	17,387

China (0.9%)
Shenzhen Expressway Co. Ltd.	19,400,000	14,215
^ Jiangsu Expressway Co. Ltd. H Shares	11,000,000	7,954
^ The Guangshen Railway Co., Ltd.	6,800,000	4,039

		26,208

Denmark (1.1%)
^ Trygvesta A/S	297,000	24,421
* Jyske Bank A/S	108,000	8,365

		32,786

Finland (3.0%)
^ YIT Oyj	1,500,000	40,164
^ Uponor Oyj	376,382	14,766
Kone Oyj	250,000	14,746
^ OKO Bank (Osuuspankkien Keskuspankki Oyj)	675,000	10,947
Cargotec Corp.	150,000	8,907

		89,530

France (6.7%)
Nexity	500,000	41,885
^ Groupe Bourbon SA	660,000	36,682
1 Saft Groupe SA	953,398	35,061
Kaufman & Broad SA	400,000	25,976
^ Rodriguez Group	250,000	12,747
* Cegereal	222,906	10,267
* Carrere Group	234,143	7,741
* Amboise a et BSA	421,192	6,768
*^ Groupe Partouche SA	250,000	6,183
* Store Promesses	306,041	5,319
Guyenne et Gascogne SA	27,851	3,711
Virbac SA	48,319	3,236
HF Co.	100,000	3,043

		198,619

Germany (7.4%)
MTU Aero Engines Holdings AG	800,000	42,655
^ Hochtief AG	480,000	39,226
Bilfinger Berger AG	500,000	39,164
Rheinmetall AG	340,270	26,891
* cash.life AG	400,000	14,028
HCI Capital AG	557,081	12,591
^ Grenkeleasing AG	260,000	11,847
* Aareal Bank AG	250,000	11,834
IDS Scheer AG	600,000	11,525
*^ C.A.T. Oil AG	350,000	8,745

		218,506

Greece (3.3%)
Babis Vovos International	730,000	29,800
Public Power Corp.	800,000	23,110
Hellenic Exchanges SA	770,000	17,786
* Postal Savings Bank	471,448	11,933
* Demag Cranes AG NPV Registered	109,320	6,794
Fourlis SA	300,000	5,994
*^ Thielert AG	150,000	3,741

		99,158

Hong Kong (1.5%)
Dah Sing Financial Group	2,000,400	19,589
Hopewell Holdings Ltd.	4,398,000	16,832
^ ASM Pacific Technology Ltd.	1,400,000	8,452

		44,873

India (0.8%)
* IPCL Warrants Exp. 1/19/09	2,500,000	15,650
* Hindalco Warrants Exp. 1/21/10	2,000,000	7,920

		23,570

Indonesia (1.5%)
PT Bank Central Asia Tbk	47,924,500	27,007
PT Bank Rakyat Indonesia Tbk	31,000,000	18,127

		45,134

Ireland (0.8%)
DCC PLC	750,000	23,646

Italy (5.2%)
ACEA SpA	1,800,000	32,466
^ Azimut Holding SpA	2,300,000	32,249
Compagnie Industriali Riunite SpA	8,000,000	29,460
^ Beni Stabili SpA	14,400,000	23,603
Italmobiliare SpA	120,000	12,833
Italmobiliare SpA Non-Convertible Risp	125,000	11,078
^ Ergo Previdenza SpA	1,122,825	7,738
^ Autostrada Torino-Milano SpA	200,000	5,036

		154,463

Japan (16.9%)
Dowa Mining Co. Ltd.	1,740,000	14,863
Obic Co., Ltd.	70,000	14,783
Tokyo Ohka Kogyo Co., Ltd.	500,000	14,162
^ Nippon Sanso Corp.	1,533,000	14,016
^ Aica Kogyo Co., Ltd.	1,000,000	13,796
Tsuruha Holdings, Inc.	347,000	13,532
^ Union Tool Co.	300,000	13,465
^ Tsubaki Nakashima Co., Ltd.	767,000	13,294
^ Musashi Seimitsu Industry Co., Ltd.	480,000	13,170
^ KOA Corp.	900,000	13,130
Tokyo Leasing Co., Ltd.	882,900	12,482
^ Sato Corp.	614,000	12,147
Right On Co. Ltd.	311,000	11,855
Santen Pharmaceutical Co. Ltd.	414,000	11,658
Nichicon Corp.	920,000	11,501
^ Enplas Corp.	651,000	11,162
^ Kissei Pharmaceutical Co.	640,000	11,040
^ Nissan Chemical Industries, Ltd.	780,000	9,527
^ Ushio Inc.	450,000	9,305
NAFCO Co., Ltd.	350,000	9,296
^ Chiyoda Co., Ltd.	415,000	9,216
Furukawa-Sky Aluminum Corp.	1,821,000	9,154
H.I.S Co., Ltd.	304,200	8,264
^ Arisawa Manufacturing Co., Ltd.	800,000	7,980
^ Paris Miki Inc.	450,000	7,872
^ Lintec Corp.	420,000	7,836
^ Chugoku Marine Paints, Ltd.	993,000	7,806
Amano Corp.	599,000	7,789
^ The Tokyo Tomin Bank, Ltd.	191,000	7,439
Sumida Corp.	360,000	7,254
^ Fullcast Co., Ltd.	2,858	7,137
^ Nipro Corp.	378,000	7,030
^ TOC Co., Ltd.	1,300,000	7,013
The Hiroshima Bank, Ltd.	1,200,000	6,823
Bank of Okinawa, Ltd	172,000	6,745
Exedy Corp.	200,000	6,476
^ Net One Systems Co., Ltd.	4,550	6,447
^ Saizeriya Co., Ltd.	450,000	6,178
Circle K Sunkus Co., Ltd.	338,000	6,162
Sanie-International Co., Ltd.	175,000	5,904
Koito Manufacturing Co., Ltd.	400,000	5,687
Inaba Denki Sangyo Co., Ltd.	160,000	5,595
Tsumura & Co.	245,000	5,512
^ Nifco Inc.	230,000	5,409
^ Daido Steel Co., Ltd.	850,000	5,286
^ Trusco Nakayama Corp.	270,900	5,268
^ Maeda Corp.	1,300,000	5,241
Ryosan Co., Ltd.	208,000	5,207
Tsutsumi Jewerly Co., Ltd.	176,700	4,503
Nissin Healthcare Food Service Co. Ltd.	350,000	4,495
The Musashino Bank, Ltd.	90,000	4,475
^ Sumitomo Forestry Co.	383,000	4,265
^ Alpen Co., Ltd.	164,000	4,076
Kureha Chemical Industry Co.	700,000	3,357
^ eAccess Ltd.	5,000	3,131
H.S. Securities Co., Ltd.	400,000	3,079
^ ALPHA Corp.	140,000	3,000
^ Nidec Copal Corp.	259,700	2,986
Nagase & Co., Ltd.	230,000	2,800
Fujikura Kasei Co., Ltd.	250,000	2,717
Plenus Co. Ltd.	115,000	2,628
^ Tamura Taiko Holdings, Inc.	700,000	2,435
NEC Leasing Ltd.	130,000	2,434
The Higashi-Nippon Bank, Ltd.	450,000	2,235
Nitta Corp.	100,000	1,835
AUCNET Inc.	120,000	1,675
ICOM Inc.	59,000	1,619
^ The Minato Bank, Ltd.	630,000	1,438
Hard Off Corp. Co., Ltd.	200,000	1,210
^ Thine Electronics Inc.	600	1,023
* Dowa Mining Co., Ltd. Rights Exp. 1/26/10	2,300,000	976
^ OBIC Business Consultants Co., Ltd.	10,450	656
Belluna Co., Ltd.	15	-

		500,962

Netherlands (3.4%)
SBM Offshore NV	800,000	28,193
Fugro NV	450,000	21,342
Heijmans NV	373,000	20,396
^ Koninklijke Ten Cate NV	400,000	12,353
Macintosh Retail Group NV	200,000	7,636
Arcadis NV	100,000	6,319
Eriks Group NV	68,652	5,059
* Funcom NV	193,294	624

		101,922

Philippines (0.1%)
Aboitiz Equity Ventures Inc.	15,000,000	2,523

Singapore (1.9%)
^ Singapore Exchange Ltd.	5,000,000	22,093
ComfortDelGro Corp. Ltd.	15,318,000	18,208
^ Sembcorp Industries Ltd.	4,230,000	11,818
SIA Engineering Co. Ltd.	1,865,000	5,627

		57,746

South Korea (4.0%)
* Amorepacific Corp.	46,643	27,842
Samsung Corp.	726,140	23,454
* Hite Brewery Co., Ltd.	160,600	20,219
Pusan Bank	1,096,710	14,100
Daegu Bank	807,820	13,382
Kumkang Korea Chemical Co., Ltd.	48,060	12,403
* Yuhan Corp.	57,839	9,027

		120,427

Spain (0.6%)
^ Red Electrica de Espana SA	225,000	9,039
^ Enagas SA	400,000	8,743

		17,782

Sweden (3.6%)
^ Transcom WorldWide SA	2,700,000	28,913
Swedish Match AB	1,150,000	20,352
^ D. Carnegie & Co. AB	792,120	17,975
Saab AB	550,000	16,308
Munters AB	300,000	13,882
^ Oriflame Cosmetics SA	260,000	10,556

		107,986

Switzerland (8.8%)
Sika Finanz AG (Bearer)	31,510	53,191
Geberit AG	24,300	40,977
BKW FMB Energie AG	250,000	28,871
Helvetia Patria Holding AG	72,500	28,251
^ Jelmoli Holding AG	9,000	26,072
^ Schindler Holding AG	380,000	24,502
Publigroupe SA	54,000	19,994
*^ Kuoni Reisen Holding AG (Registered)	34,000	19,976
Bank Sarasin & Cie AG	3,000	10,175
Mobilezone Holding AG	1,500,000	9,128

		261,137

Taiwan (0.8%)
*2 Catcher Technology Warrants Exp. 11/29/10	1,797,529	19,334
*2 Basso Industry Warrants Exp. 5/3/11	2,795,854	3,501

		22,835

Thailand (0.4%)

Bank of Ayudhya PLC (Foreign)	22,708,100	11,981

United Kingdom (19.1%)
SIG PLC	1,300,000	29,665
J.D. Wetherspoon PLC	1,900,000	26,551
Babcock International Group PLC	3,250,000	26,148
Carillion PLC	3,000,000	22,471
Findel PLC	1,600,000	21,847
WS Atkins PLC	1,200,000	21,093
Inchcape PLC	1,860,000	19,363
Forth Ports PLC	380,000	15,792
Quintain Estates & Development PLC	900,000	15,401
Alfred McAlpine Group PLC	1,398,635	15,302
Meggitt PLC	2,274,643	15,105
Balfour Beatty PLC	1,700,000	13,943
Speedy Hire PLC	640,000	13,895
Domestic & General Group PLC	595,000	13,410
Headlam Group PLC	1,100,000	13,024
Redrow PLC	1,070,000	13,023
Bellway PLC	465,000	12,878
The Go-Ahead Group PLC	280,000	12,619
Shaftesbury PLC	850,000	12,467
Close Brothers Group PLC	600,000	11,941
William Hill PLC	900,000	11,359
Whatman PLC	2,201,504	10,991
* Premier Oil PLC	481,503	10,878
National Express Group PLC	500,000	10,375
First Choice Holidays PLC	1,800,000	10,201
Chrysalis Group PLC	3,500,000	9,890
* Imperial Energy Corp. PLC	690,852	9,768
London Merchant Securities PLC	1,700,000	9,697
ICAP PLC	1,000,000	9,585
Amec PLC	1,000,000	9,126
* Leo Capital PLC	5,733,414	8,566
Enterprise PLC	832,500	8,435
Ultra Electronics Holdings PLC	375,000	8,397
Paragon Group Cos. PLC	700,000	8,239
Intermediate Capital Group PLC	225,000	8,222
Nestor Healthcare Group PLC	2,349,235	8,126
Wilson Bowden PLC	175,000	7,856
Alexon Group PLC	1,900,000	7,819
BPP Holdings PLC	600,000	6,469
John Wood Group PLC	1,200,000	6,289
* CSR PLC	450,000	6,034
The Future Network PLC	7,200,000	5,894
Stagecoach Group PLC	2,000,000	5,887
* AEA Technology PLC	2,559,950	5,522
Goldshield Group PLC	1,050,601	5,505
Lawrence PLC	900,000	4,527
RM PLC	1,000,000	3,767
* I-Mate PLC	2,100,000	3,436
Devro PLC	729,749	2,070
* Pinnacle Staffing Group PLC	795,243	142

		569,010

Total Common Stocks
(Cost $1,898,185)		2,874,341

Temporary Cash Investment (13.3%)

3 Vanguard Market Liquidity Fund, 5.272%
(Cost $394,740)	394,739,722	394,740

Total Investments (109.9%)
(Cost $2,292,925)		3,269,081

Other Assets and Liabilities—Net (-9.9%)		(294,476)

Net Assets (100%)		2,974,605

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of these securities was $22,835,000, representing 0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At January 31, 2007, the cost of investment securities for tax purposes was $2,310,313,000. Net unrealized appreciation of investment securities for tax purposes was $958,768,000, consisting of unrealized gains of $1,027,895,000 on securities that had risen in value since their purchase and $69,127,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions

	Oct. 31, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	Jan. 31, 2007 Market Value ($000)

Saft Groupe SA	n/a 1	1,210	-	-	35,061

1 At October 31, 2006, the issuer was not an affiliated company of the fund.

Vanguard Mid-Cap Growth Fund Schedule of Investments January 31, 2007
	Shares	Market Value ($000)

Common Stocks (94.5%)

Consumer Discretionary (17.0%)
* Tractor Supply Co.	298,962	15,047
* Laureate Education Inc.	241,653	14,581
* Lamar Advertising Co. Class A	188,281	12,479
* Life Time Fitness, Inc.	188,617	10,223
* Gaylord Entertainment Co.	151,120	8,351
* O'Reilly Automotive, Inc.	205,094	7,160
Strayer Education, Inc.	54,878	6,243
Polo Ralph Lauren Corp.	72,650	5,961
Hilton Hotels Corp.	166,860	5,905
International Game Technology	134,555	5,848
Tim Hortons, Inc.	184,050	5,706
* CarMax, Inc.	93,131	5,348
* Scientific Games Corp.	166,075	5,155
Phillips-Van Heusen Corp.	83,405	4,600
* Penn National Gaming, Inc.	102,370	4,486
* Urban Outfitters, Inc.	179,330	4,376
* Dick's Sporting Goods, Inc.	82,472	4,246
* IAC/InterActiveCorp	109,685	4,212
PetSmart, Inc.	135,300	4,132
Weight Watchers International, Inc.	70,595	3,814
* Morningstar, Inc.	53,495	2,450
* Burger King Holdings Inc.	116,435	2,417
Fortune Brands, Inc.	19,325	1,618

		144,358

Consumer Staples (0.7%)
* Bare Escentuals, Inc.	122,900	4,485
Whole Foods Market, Inc.	30,950	1,337

		5,822

Energy (6.5%)
Smith International, Inc.	259,571	10,300
* Grant Prideco, Inc.	222,685	8,725
XTO Energy, Inc.	129,758	6,549
* Southwestern Energy Co.	126,625	4,870
* Superior Energy Services, Inc.	159,375	4,832
* Ultra Petroleum Corp.	82,300	4,296
ENSCO International, Inc.	83,890	4,267
* Complete Production Services, Inc.	203,475	4,043
Range Resources Corp.	124,575	3,823
* National Oilwell Varco Inc.	53,185	3,225

		54,930

Financials (10.1%)
* Affiliated Managers Group, Inc.	134,775	15,014
* IntercontinentalExchange Inc.	95,918	12,522
Investors Financial Services Corp.	227,934	10,660
* E*TRADE Financial Corp.	425,150	10,365
Lazard Ltd. Class A	137,325	6,971
* CB Richard Ellis Group, Inc.	172,495	6,488
Willis Group Holdings Ltd.	150,120	6,134
Aspen Insurance Holdings Ltd.	212,835	5,453
RAIT Financial Trust REIT	141,865	5,304
* Arch Capital Group Ltd.	74,145	4,789
Host Hotels & Resorts Inc. REIT	79,450	2,103

		85,803

Health Care (16.2%)
* MedImmune Inc.	526,859	18,261
Pharmaceutical Product Development, Inc.	356,183	12,288
* ResMed Inc.	199,224	10,475
C.R. Bard, Inc.	110,209	9,094
* Express Scripts Inc.	124,665	8,667
* DaVita, Inc.	147,030	8,028
* Healthways, Inc.	176,387	8,010
* Kyphon Inc.	166,689	7,799
* Covance, Inc.	123,405	7,608
* Gen-Probe Inc.	144,515	7,474
IMS Health, Inc.	256,505	7,403
* Integra LifeSciences Holdings	158,748	6,834
* Henry Schein, Inc.	129,490	6,574
* Patterson Cos	173,949	6,542
Allergan, Inc.	54,340	6,342
* IDEXX Laboratories Corp.	72,881	6,254

		137,653

Industrials (15.1%)
The Corporate Executive Board Co.	183,643	16,662
Precision Castparts Corp.	154,750	13,756
Fastenal Co.	350,356	13,061
Robert Half International, Inc.	277,040	11,276
Rockwell Collins, Inc.	126,077	8,600
* McDermott International, Inc.	157,850	8,151
* Monster Worldwide Inc.	154,384	7,628
Graco, Inc.	179,064	7,300
Ametek, Inc.	193,995	6,724
Roper Industries Inc.	124,210	6,449
Harsco Corp.	72,850	6,256
Oshkosh Truck Corp.	113,210	5,977
UTI Worldwide, Inc.	148,785	4,523
* American Commercial Lines Inc.	62,497	4,402
MSC Industrial Direct Co., Inc. Class A	89,760	3,877
Southwest Airlines Co.	242,730	3,665

		128,307

Information Technology (25.6%)
Paychex, Inc.	574,932	23,003
* Activision, Inc.	639,104	10,884
* F5 Networks, Inc.	150,425	10,746
Jabil Circuit, Inc.	447,045	10,725
* j2 Global Communications, Inc.	348,377	9,225
* Intuit, Inc.	292,924	9,212
* Iron Mountain, Inc.	327,720	9,170
* Network Appliance, Inc.	236,655	8,898
* Cognizant Technology Solutions Corp.	101,090	8,622
* VeriFone Holdings, Inc.	214,405	8,570
* Alliance Data Systems Corp.	121,655	8,264
* Global Cash Access, Inc.	452,580	7,250
* FLIR Systems, Inc.	227,780	7,041
* MEMC Electronic Materials, Inc.	132,894	6,964
FactSet Research Systems Inc.	109,895	6,383
Maxim Integrated Products, Inc.	206,465	6,359
* Akamai Technologies, Inc.	107,210	6,023
* Autodesk, Inc.	137,455	6,010
Microchip Technology, Inc.	171,974	5,978
* WebEx Communications, Inc.	149,395	5,540
* ValueClick, Inc.	215,505	5,500
Amphenol Corp.	75,970	5,145
* FormFactor Inc.	107,965	4,389
National Semiconductor Corp.	175,200	4,052
KLA-Tencor Corp.	79,030	3,891
Intersil Corp.	163,800	3,859
* aQuantive, Inc.	130,580	3,500
Fidelity National Information Services, Inc.	81,945	3,484
* Comverse Technology, Inc.	163,435	3,162
* Business Objects S.A. ADR	75,950	2,859
* Marvell Technology Group Ltd.	116,280	2,127

		216,835

Materials (1.0%)
Airgas, Inc.	210,723	8,770

Telecommunication Services (1.6%)
* American Tower Corp. Class A	177,205	7,058
* NeuStar, Inc. Class A	220,700	6,817

		13,875

Exchange-Traded Fund (0.7%)
1 Vanguard Mid-Cap ETF	82,700	6,222

Total Common Stocks
(Cost $699,687)		802,575

Temporary Cash Investments (5.3%)

Money Market Fund (4.8%)

2 Vanguard Market Liquidity Fund, 5.272%	40,719,986	40,720

	Face Amount
	($000)

U.S. Agency Obligation (0.5%)

3 Federal National Mortgage Assn
4 5.215%, 4/9/07	4,000	3,962

Total Temporary Cash Investments
(Cost $44,658)		44,682

Total Investments (99.8%)
(Cost $744,345)		847,257

Other Assets and Liabilities—Net (0.2%)		1,476

Net Assets (100%)		848,733

*Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $3,962,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2007, the cost of investment securities for tax purposes was $744,345,000. Net unrealized appreciation of investment securities for tax purposes was $102,912,000, consisting of unrealized gains of $115,455,000 on securities that had risen in value since their purchase and $12,543,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.5% and 3.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	25	10,461	154
E-mini NASDAQ 100 Index	177	6,381	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Selected Value Fund Schedule of Investments January 31, 2007
	Shares	Market Value ($000)

Common Stocks (91.6%)

Consumer Discretionary (20.1%)
Advance Auto Parts, Inc.	3,202,800	121,546
Sherwin-Williams Co.	1,639,200	113,269
Royal Caribbean Cruises, Ltd.	2,479,000	111,382
The Stanley Works	1,861,900	106,612
Dillard's Inc.	2,451,900	84,198
* Idearc Inc.	2,556,300	82,875
Family Dollar Stores, Inc.	2,541,100	82,332
^1 Winnebago Industries, Inc.	1,916,500	64,279
Whirlpool Corp.	645,300	59,000
Genuine Parts Co.	1,170,800	55,636
Mattel, Inc.	1,590,100	38,735
Service Corp. International	3,525,600	37,548
Magna International, Inc. Class A	120,000	9,374
* Dana Corp.	2,976,400	3,512

		970,298

Consumer Staples (5.8%)
Carolina Group	1,729,700	118,554
Reynolds American Inc.	1,721,600	111,043
UST, Inc.	923,400	53,040

		282,637

Energy (3.3%)
El Paso Corp.	3,182,700	49,396
Murphy Oil Corp.	904,800	44,978
Marathon Oil Corp.	411,600	37,184
Overseas Shipholding Group Inc.	472,900	29,381

		160,939

Financials (21.9%)
Willis Group Holdings Ltd.	2,662,600	108,794
People's Bank	2,262,775	101,802
The First Marblehead Corp.	1,856,250	100,980
Radian Group, Inc.	1,617,700	97,418
The South Financial Group, Inc.	3,235,900	83,616
Axis Capital Holdings Ltd.	2,481,900	81,779
UnumProvident Corp.	3,537,900	77,834
Annaly Mortgage Management Inc. REIT	5,153,100	71,010
* CNA Financial Corp.	1,687,200	68,585
American Financial Realty Trust REIT	5,893,800	65,893
XL Capital Ltd. Class A	896,400	61,852
First Industrial Realty Trust REIT	1,192,300	56,348
New York Community Bancorp, Inc.	3,004,700	50,749
American National Insurance Co.	119,311	14,608
American Financial Group, Inc.	403,800	14,262
Hudson City Bancorp, Inc.	330,000	4,544

		1,060,074

Health Care (10.6%)
* Coventry Health Care Inc.	2,185,200	112,647
* Triad Hospitals, Inc.	2,483,000	105,528
Hillenbrand Industries, Inc.	1,703,375	97,109
Omnicare, Inc.	1,855,900	74,589
* HealthSouth Corp.	2,989,700	69,929
Valeant Pharmaceuticals International	2,958,400	52,157

		511,959

Industrials (13.5%)
American Power Conversion Corp.	4,154,500	127,709
L-3 Communications Holdings, Inc.	1,351,400	111,274
Air France KLM ADR	2,433,200	110,735
Goodrich Corp.	2,083,200	102,119
Ryder System, Inc.	1,659,900	90,531
ITT Industries, Inc.	1,221,900	72,886
Briggs & Stratton Corp.	1,247,700	36,982

		652,236

Information Technology (6.2%)
*1 Tech Data Corp.	3,129,709	116,237
MasterCard, Inc. Class A	749,800	83,640
* Solectron Corp.	19,674,700	63,943
*^ Semiconductor Manufacturing International Corp. ADR	2,507,300	20,083
* Spansion Inc. Class A	1,292,500	16,583

		300,486

Materials (1.8%)
* Domtar Inc.	10,239,200	85,088

Utilities (8.4%)
Pinnacle West Capital Corp.	2,509,000	122,414
Xcel Energy, Inc.	4,798,100	111,940
MDU Resources Group, Inc.	3,409,800	88,143
CenterPoint Energy Inc.	2,416,100	41,702
* Reliant Energy, Inc.	2,746,200	40,863

		405,062

Total Common Stocks
(Cost $3,380,461)		4,428,779

Temporary Cash Investments (8.7%)

Money Markets Fund (8.4%)

2 Vanguard Market Liquidity Fund, 5.272%	407,414,365	407,414

	Face
	Amount
	($000)

U.S. Agency Obligations (0.3%)

3 Federal National Mortgage Assn
4 5.217%, 2/7/07	2,000	1,998
4 5.220%, 4/27/07	10,000	9,879

		11,877

Total Temporary Cash Investments
(Cost $419,291)		419,291

Total Investments (100.3%)
(Cost $3,799,752)		4,848,070

Other Assets and Liabilities—Net (-0.3%)		(13,133)

Net Assets (100%)		4,834,937

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $11,877,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2007, the cost of investment securities for tax purposes was $3,799,752,000. Net unrealized appreciation of investment securities for tax purposes was $1,048,318,000, consisting of unrealized gains of $1,114,105,000 on securities that had risen in value since their purchase and $65,787,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.3% and 4.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	353	127,345	1,426
E-mini S&P 500 Index	1,345	97,042	836

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions

	Oct. 31, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	Jan. 31, 2007 Market Value ($000)

Tech Data Corp.	144,435	15,541	39,565	-	116,237
Winnebago Industries, Inc.	61,497	2,362	-	185	64,279

	205,932			185	180,516

Vanguard High Dividend Yield Index Fund Schedule of Investments January 31, 2007
	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (6.7%)
Home Depot, Inc.	22,235	906
McDonald's Corp.	13,186	585
Carnival Corp.	5,072	262
CBS Corp.	7,726	241
General Motors Corp.	6,072	199
Clear Channel Communications, Inc.	5,398	196
Harrah's Entertainment, Inc.	2,024	171
Ford Motor Co.	19,631	160
Gannett Co., Inc.	2,525	147
Fortune Brands, Inc.	1,643	138
Limited Brands, Inc.	4,221	118
Mattel, Inc.	4,110	100
D. R. Horton, Inc.	3,376	98
VF Corp.	1,202	91
Newell Rubbermaid, Inc.	2,948	87
Genuine Parts Co.	1,816	86
H & R Block, Inc.	3,507	86
Eastman Kodak Co.	3,058	79
Whirlpool Corp.	846	77
Black & Decker Corp.	720	63
Tribune Co.	1,944	59
KB Home	966	52
Autoliv, Inc.	855	52
The Stanley Works	898	51
Leggett & Platt, Inc.	1,972	48
Hasbro, Inc.	1,671	47
ServiceMaster Co.	3,000	39
New York Times Co. Class A	1,529	35
Snap-On Inc.	675	33
Gentex Corp.	1,527	27
Lear Corp.	740	25
Polaris Industries, Inc.	473	22
Dow Jones & Co., Inc.	564	21
Regal Entertainment Group Class A	888	20
Warner Music Group Corp.	844	18
Belo Corp. Class A	821	15
Reader's Digest Association, Inc.	894	15
Tupperware Brands Corp.	617	14
ArvinMeritor, Inc.	732	14
Lee Enterprises, Inc.	417	14
Callaway Golf Co.	798	13
Ethan Allen Interiors, Inc.	347	13
Cooper Tire & Rubber Co.	740	12
IHOP Corp.	208	11
Modine Manufacturing Co.	407	11
American Axle & Manufacturing Holdings, Inc.	509	11
Triarc Cos., Inc. Class B	540	11
The Pep Boys (Manny, Moe & Jack)	672	10
Kellwood Co.	310	10
La-Z-Boy Inc.	729	9
Cato Corp. Class A	411	9
Pier 1 Imports Inc.	1,362	9
Journal Communications, Inc.	683	9
Citadel Broadcasting Corp.	847	9
Kimball International, Inc. Class B	360	9
Blyth, Inc.	421	9
Superior Industries International, Inc.	416	8
Furniture Brands International Inc.	504	8
Media General, Inc. Class A	200	8
Entercom Communications Corp.	275	8
Asbury Automotive Group, Inc.	211	5
Lithia Motors, Inc.	136	4
Nautilus Inc.	205	3
Tuesday Morning Corp.	195	3
Talbots Inc.	136	3
Sauer-Danfoss, Inc.	88	3
Monaco Coach Corp.	187	3
Pre-Paid Legal Services, Inc.	67	3
Bandag, Inc. Class A	45	2
Skyline Corp.	56	2
Bandag, Inc.	40	2
Haverty Furniture Cos., Inc.	115	2
Sinclair Broadcast Group, Inc.	149	2
Kenneth Cole Productions, Inc.	72	2
Deb Shops, Inc.	50	1
Sun-Times Media Group, Inc.	307	1
Carmike Cinemas, Inc.	59	1
Xerium Technologies Inc.	112	1

		4,751

Consumer Staples (12.7%)
The Procter & Gamble Co.	34,147	2,215
Altria Group, Inc.	22,517	1,968
The Coca-Cola Co.	25,313	1,212
Anheuser-Busch Cos., Inc.	8,411	429
Colgate-Palmolive Co.	5,644	385
Kimberly-Clark Corp.	5,006	347
Sysco Corp.	6,657	230
General Mills, Inc.	3,704	212
H.J. Heinz Co.	3,656	172
Avon Products, Inc.	4,815	166
Kellogg Co.	3,156	155
Reynolds American Inc.	2,355	152
ConAgra Foods, Inc.	5,512	142
Sara Lee Corp.	8,049	138
Kraft Foods Inc.	3,794	132
Campbell Soup Co.	3,299	127
The Clorox Co.	1,651	108
UST, Inc.	1,725	99
The Hershey Co.	1,864	95
Wm. Wrigley Jr. Co.	1,729	89
SuperValu Inc.	2,179	83
Carolina Group	1,152	79
Molson Coors Brewing Co. Class B	681	55
McCormick & Co., Inc.	1,273	50
J.M. Smucker Co.	669	32
PepsiAmericas, Inc.	1,056	23
Alberto-Culver Co.	1,011	23
Universal Corp. (VA)	268	13
Lancaster Colony Corp.	264	12
Nu Skin Enterprises, Inc.	604	11
Chiquita Brands International, Inc.	590	9
Lance, Inc.	439	9
WD-40 Co.	260	9
Vector Group Ltd.	467	8
Reddy Ice Holdings, Inc.	184	5
Weis Markets, Inc.	69	3
Alico, Inc.	46	3
The Topps Co., Inc.	248	2
Nash-Finch Co.	80	2
Farmer Brothers, Inc.	48	1

		9,005

Energy (11.2%)
ExxonMobil Corp.	62,676	4,644
Chevron Corp.	23,439	1,708
ConocoPhillips Co.	17,766	1,180
* Spectra Energy Corp.	6,697	175
Kinder Morgan, Inc.	1,068	113
Teekay Shipping Corp.	584	29
OMI Corp.	766	17
Copano Energy LLC	229	15
Crosstex Energy, Inc.	372	12
General Maritime Corp.	295	11
Nordic American Tanker Shipping Ltd.	283	10
Ship Finance International Ltd.	395	9
Tsakos Energy Navigation Ltd.	152	7
Linn Energy LLC	141	5
Knightsbridge Tankers Ltd.	180	5

		7,940

Financials (28.0%)
Citigroup, Inc.	52,881	2,915
Bank of America Corp.	48,351	2,542
JPMorgan Chase & Co.	37,340	1,902
Wells Fargo & Co.	35,953	1,291
Wachovia Corp.	20,587	1,163
U.S. Bancorp	18,956	675
Fannie Mae	10,437	590
Freddie Mac	7,402	481
Washington Mutual, Inc.	10,208	455
The Allstate Corp.	6,746	406
The St. Paul Travelers, Cos. Inc.	7,468	380
The Hartford Financial Services Group Inc.	3,406	323
The Bank of New York Co., Inc.	8,075	323
SunTrust Banks, Inc.	3,832	318
Regions Financial Corp.	7,846	284
National City Corp.	6,879	260
BB&T Corp.	5,789	245
Fifth Third Bancorp	5,951	237
PNC Financial Services Group	3,201	236
The Chubb Corp.	4,486	234
SLM Corp.	4,453	205
Lincoln National Corp.	2,968	199
Mellon Financial Corp.	4,439	190
Marsh & McLennan Cos., Inc.	5,920	175
KeyCorp	4,393	168
M & T Bank Corp.	1,186	144
XL Capital Ltd. Class A	1,979	137
Marshall & Ilsley Corp.	2,783	131
Synovus Financial Corp.	3,502	112
MBIA, Inc.	1,438	103
Comerica, Inc.	1,701	101
Zions Bancorp	1,164	99
Compass Bancshares Inc.	1,414	86
Cincinnati Financial Corp.	1,865	83
Hudson City Bancorp, Inc.	6,025	83
American Capital Strategies, Ltd.	1,565	76
Mercantile Bankshares Corp.	1,333	63
First Horizon National Corp.	1,371	60
Huntington Bancshares Inc.	2,525	59
Old Republic International Corp.	2,518	56
Axis Capital Holdings Ltd.	1,701	56
Fidelity National Financial, Inc. Class A	2,351	56
Popular, Inc.	3,056	56
New York Community Bancorp, Inc.	3,088	52
Willis Group Holdings Ltd.	1,248	51
Associated Banc-Corp	1,467	50
Allied Capital Corp.	1,549	45
Nuveen Investments, Inc. Class A	893	44
PartnerRe Ltd.	642	44
UnionBanCal Corp.	610	39
Colonial BancGroup, Inc.	1,568	38
TD Banknorth, Inc.	1,192	38
City National Corp.	520	37
Protective Life Corp.	751	37
Sky Financial Group, Inc.	1,281	36
TCF Financial Corp.	1,394	35
People's Bank	782	35
Valley National Bancorp	1,316	34
Astoria Financial Corp.	1,132	33
Cullen/Frost Bankers, Inc.	621	33
Wilmington Trust Corp.	789	33
Fulton Financial Corp.	2,020	32
Arthur J. Gallagher & Co.	1,127	32
Webster Financial Corp.	647	32
IndyMac Bancorp, Inc.	767	30
Federated Investors, Inc.	819	29
Unitrin, Inc.	523	27
Bank of Hawaii Corp.	506	26
Endurance Specialty Holdings Ltd.	694	24
Waddell & Reed Financial, Inc.	910	23
Apollo Investment Corp.	1,037	23
Whitney Holdings Corp.	717	23
Washington Federal Inc.	975	23
BancorpSouth, Inc.	880	22
The South Financial Group, Inc.	847	22
First Midwest Bancorp, Inc.	573	22
IPC Holdings Ltd.	728	22
Citizens Banking Corp.	873	21
Aspen Insurance Holdings Ltd.	831	21
FirstMerit Corp.	915	21
Trustmark Corp.	677	20
Umpqua Holdings Corp.	662	19
Hancock Holding Co.	397	19
First Niagara Financial Group, Inc.	1,236	18
MB Financial, Inc.	446	16
Westamerica Bancorporation	297	15
First Community Bancorp	275	15
Commerce Group, Inc.	482	15
MAF Bancorp, Inc.	321	14
Greater Bay Bancorp	512	14
Pacific Capital Bancorp	447	14
United Bankshares, Inc.	388	14
Alabama National BanCorporation	197	14
Chittenden Corp.	453	14
Fremont General Corp.	1,014	14
Mercury General Corp.	263	14
Park National Corp.	137	13
International Bancshares Corp.	460	13
Zenith National Insurance Corp.	287	13
Municipal Mortgage & Equity, LLC	415	13
Old National Bancorp	688	13
Erie Indemnity Co. Class A	233	13
Susquehanna Bancshares, Inc.	505	13
Central Pacific Financial Co.	324	13
Provident Financial Services Inc.	685	12
Glacier Bancorp, Inc.	529	12
Frontier Financial Corp.	454	12
Provident Bankshares Corp.	346	12
Advance America, Cash Advance Centers, Inc.	858	12
MCG Capital Corp.	589	12
F.N.B. Corp.	658	12
CVB Financial Corp.	911	11
Harleysville Group, Inc.	334	11
American National Insurance Co.	92	11
First Commonwealth Financial Corp.	831	11
Advanta Corp. Class B	230	11
S & T Bancorp, Inc.	306	11
Capitol Federal Financial	266	10
Corus Bankshares Inc.	487	10
National Penn Bancshares Inc.	551	10
First Financial Bankshares, Inc.	251	10
NBT Bancorp, Inc.	412	10
Horace Mann Educators Corp.	515	10
Brookline Bancorp, Inc.	760	10
Student Loan Corp.	50	10
Mid-State Bancshares	273	10
First Charter Corp.	404	10
TrustCo Bank NY	918	10
W.P. Stewart & Co., Ltd.	615	10
Alfa Corp.	506	10
City Holding Co.	235	9
Anchor Bancorp Wisconsin Inc.	310	9
Community Bank System, Inc.	405	9
Westbanco Inc.	286	9
Chemical Financial Corp.	305	9
Sterling Financial Corp. (PA)	396	9
Community Trust Bancorp Inc.	226	9
PFF Bancorp, Inc.	258	9
Harleysville National Corp.	452	9
First BanCorp Puerto Rico	807	9
Amcore Financial, Inc.	252	9
W Holding Co., Inc.	1,613	8
Safety Insurance Group, Inc.	170	8
Community Banks, Inc.	325	8
Capitol Bancorp Ltd.	191	8
Independent Bank Corp. (MI)	354	8
KNBT Bancorp Inc.	294	5
IBERIABANK Corp.	64	4
Sandy Spring Bancorp, Inc.	96	3
Dime Community Bancshares	232	3
First Financial Bancorp	187	3
Capital City Bank Group, Inc.	88	3
First Source Corp.	104	3
Independent Bank Corp. (MA)	93	3
Presidential Life Corp.	136	3
First Merchants Corp.	114	3
First Community Bancshares, Inc.	72	3
Flagstar Bancorp, Inc.	200	3
Integra Bank Corp.	112	3
Seacoast Banking Corp. of Florida	120	3
Renasant Corp.	96	3
Simmons First National Corp.	88	3
Advanta Corp. Class A	62	3
First Financial Holdings, Inc.	75	3
Omega Financial Corp.	80	3
Northwest Bancorp, Inc.	96	3
Scottish Re Group Ltd.	512	3
First Busey Corp.	104	2
S.Y. Bancorp, Inc.	88	2
United Community Financial Corp.	195	2
U.S.B. Holding Co., Inc.	104	2
Partners Trust Financial Group, Inc.	208	2
Midwest Banc Holdings, Inc.	110	2
Flushing Financial Corp.	133	2
Washington Trust Bancorp, Inc.	83	2
First Bancorp (NC)	88	2
Sterling Bancorp	120	2
Bank Mutual Corp.	189	2
Suffolk Bancorp	64	2
First Financial Corp. (IN)	64	2
Bristol West Holdings, Inc.	127	2
Tompkins Trustco, Inc.	48	2
Lakeland Bancorp, Inc.	136	2
Oriental Financial Group Inc.	155	2
Bank of Granite Corp.	104	2
First Indiana Corp.	80	2
Great Southern Bancorp, Inc.	64	2
Peoples Bancorp, Inc.	64	2
Camden National Corp.	40	2
Doral Financial Corp.	680	2
Farmers Capital Bank Corp.	48	2
Cadence Financial Corp.	75	2
Arrow Financial Corp.	64	2
Baldwin & Lyons, Inc. Class B	56	2
Peapack Gladstone Financial Corp.	51	1
R & G Financial Corp. Class B	184	1
OceanFirst Financial Corp.	56	1
Irwin Financial Corp.	56	1
Kansas City Life Insurance Co.	24	1
Santander BanCorp	56	1
Crawford & Co. Class B	155	1
Crawford & Co.	115	1

		19,847

Health Care (11.5%)
Johnson & Johnson	31,482	2,103
Pfizer Inc.	77,565	2,035
Merck & Co., Inc.	23,398	1,047
Abbott Laboratories	16,370	868
Wyeth	14,398	711
Eli Lilly & Co.	12,141	657
Bristol-Myers Squibb Co.	21,160	609
Hillenbrand Industries, Inc.	643	37
Brookdale Senior Living Inc.	533	26
Owens & Minor, Inc. Holding Co.	414	14
Arrow International, Inc.	280	10
LCA-Vision Inc.	178	7
Landauer, Inc.	56	3
Computer Programs and Systems, Inc.	32	1

		8,128

Industrials (11.4%)
General Electric Co.	110,949	4,000
3M Co.	7,951	591
United Parcel Service, Inc.	7,154	517
Caterpillar, Inc.	7,101	455
Honeywell International Inc.	8,793	402
Emerson Electric Co.	8,768	394
Northrop Grumman Corp.	3,711	263
Raytheon Co.	4,831	251
Waste Management, Inc.	5,804	220
Masco Corp.	4,245	136
Eaton Corp.	1,643	129
Pitney Bowes, Inc.	2,365	113
R.R. Donnelley & Sons Co.	2,296	85
Avery Dennison Corp.	1,218	83
Goodrich Corp.	1,335	65
The Timken Co.	1,028	29
Avis Budget Group, Inc.	1,092	28
Hubbell Inc. Class B	540	26
GATX Corp.	549	25
Laidlaw International Inc.	836	25
Alexander & Baldwin, Inc.	476	24
Deluxe Corp.	526	16
Watsco, Inc.	307	16
Briggs & Stratton Corp.	507	15
Macquarie Infrastructure Co. Trust	382	14
UAP Holding Corp.	529	13
Mine Safety Appliances Co.	333	13
Steelcase Inc.	643	13
Knoll, Inc.	547	12
ABM Industries Inc.	446	12
Pacer International, Inc.	345	11
Baldor Electric Co.	304	11
Barnes Group, Inc.	475	10
Healthcare Services Group, Inc.	343	10
A.O. Smith Corp.	242	9
Ennis, Inc.	358	9
Diana Shipping Inc.	559	9
Genco Shipping and Trading Ltd.	282	9
Kaman Corp. Class A	376	9
Eagle Bulk Shipping Inc.	470	9
Seaspan Corp	330	8
McGrath RentCorp	257	8
Quintana Maritime Ltd.	420	5
Diamond Management and Technology Consultants,Inc	270	3
Dryships Inc.	146	3
Standex International Corp.	80	2
The Standard Register Co.	112	1

		8,111

Information Technology (0.8%)
Paychex, Inc.	4,123	165
Analog Devices, Inc.	3,832	126
Maxim Integrated Products, Inc.	3,449	106
Microchip Technology, Inc.	2,318	81
Diebold, Inc.	740	34
* Verigy Ltd.	762	14
United Online, Inc.	675	9
Nam Tai Electronics, Inc.	203	3
Methode Electronics, Inc. Class A	235	3

		541

Materials (4.2%)
E.I. du Pont de Nemours & Co.	9,972	494
Dow Chemical Co.	10,426	433
Alcoa Inc.	9,310	301
Nucor Corp.	3,267	211
Weyerhaeuser Co.	2,561	192
Air Products & Chemicals, Inc.	2,422	181
International Paper Co.	4,925	166
Freeport-McMoRan Copper & Gold, Inc. Class B	2,096	121
PPG Industries, Inc.	1,818	121
Rohm & Haas Co.	1,809	94
Lyondell Chemical Co.	2,710	86
MeadWestvaco Corp.	1,989	60
Southern Peru Copper Corp. (U.S. Shares)	935	58
Temple-Inland Inc.	1,150	57
Eastman Chemical Co.	847	50
Sonoco Products Co.	1,024	39
Lubrizol Corp.	734	38
Bemis Co., Inc.	1,100	37
Chemtura Corp.	2,548	29
RPM International, Inc.	1,233	29
Cabot Corp.	627	28
Louisiana-Pacific Corp.	1,137	26
Packaging Corp. of America	937	21
Worthington Industries, Inc.	829	16
Bowater Inc.	575	16
Olin Corp.	753	13
Sensient Technologies Corp.	496	12
Spartech Corp.	396	11
Ferro Corp.	508	11
AMCOL International Corp.	329	10
Glatfelter	606	10
Compass Minerals International, Inc.	311	10
Wausau Paper Corp.	654	9
Arch Chemicals, Inc.	252	9
A. Schulman Inc.	275	6
Greif Inc. Class B Shares	24	3
Schweitzer-Mauduit International, Inc.	96	2
Chesapeake Corp. of Virginia	123	2
Stepan Co.	32	1
NL Industries, Inc.	64	1

		3,014

Telecommunication Services (5.6%)
AT&T Inc.	67,115	2,526
Verizon Communications Inc.	31,351	1,208
Embarq Corp.	1,642	91
Windstream Corp.	5,131	76
Citizens Communications Co.	3,435	50
Commonwealth Telephone Enterprises, Inc.	254	11
FairPoint Communications, Inc.	479	10
Alaska Communications Systems Holdings, Inc.	585	10
Golden Telecom, Inc.	165	9
USA Mobility, Inc.	232	5
CT Communications, Inc.	123	3
Iowa Telecommunications Services Inc.	147	3
Surewest Communications	91	3
North Pittsburgh Systems, Inc.	72	2

		4,007

Utilities (7.7%)
Exelon Corp.	7,239	434
Dominion Resources, Inc.	3,793	315
Southern Co.	8,008	293
TXU Corp.	4,979	269
Duke Energy Corp.	13,453	265
FPL Group, Inc.	4,372	248
Entergy Corp.	2,250	209
FirstEnergy Corp.	3,459	205
American Electric Power Co., Inc.	4,267	186
Public Service Enterprise Group, Inc.	2,707	181
PG&E Corp.	3,715	173
Sempra Energy	2,863	164
Edison International	3,501	157
PPL Corp.	4,115	146
Constellation Energy Group, Inc.	1,953	142
Consolidated Edison Inc.	2,746	133
Progress Energy, Inc.	2,757	131
Ameren Corp.	2,234	119
Xcel Energy, Inc.	4,259	99
DTE Energy Co.	1,954	91
KeySpan Corp.	1,831	75
NiSource, Inc.	2,954	70
CenterPoint Energy Inc.	3,461	60
Wisconsin Energy Corp.	1,269	59
Equitable Resources, Inc.	1,353	59
Pepco Holdings, Inc.	2,069	53
ONEOK, Inc.	1,198	51
Pinnacle West Capital Corp.	1,034	50
SCANA Corp.	1,219	50
MDU Resources Group, Inc.	1,918	50
Alliant Energy Corp.	1,260	46
Northeast Utilities	1,611	45
National Fuel Gas Co.	915	37
TECO Energy, Inc.	2,181	37
OGE Energy Corp.	950	37
Energy East Corp.	1,531	37
NSTAR	1,099	37
AGL Resources Inc.	873	34
UGI Corp. Holding Co.	1,207	33
Puget Energy, Inc.	1,338	33
Aqua America, Inc.	1,397	31
DPL Inc.	894	26
Great Plains Energy, Inc.	816	26
Atmos Energy Corp.	818	26
Westar Energy, Inc.	929	25
WPS Resources Corp.	459	24
Hawaiian Electric Industries Inc.	875	23
Vectren Corp.	829	23
PNM Resources Inc.	764	23
Nicor Inc.	490	22
Piedmont Natural Gas, Inc.	847	22
Duquesne Light Holdings, Inc.	1,018	20
Peoples Energy Corp.	458	20
IDACORP, Inc.	496	18
Southwest Gas Corp.	395	16
WGL Holdings Inc.	458	14
ALLETE, Inc.	298	14
ITC Holdings Corp.	327	14
Cleco Corp.	552	14
UniSource Energy Corp.	358	13
NorthWestern Corp.	364	13
Black Hills Corp.	345	13
New Jersey Resources Corp.	273	13
Avista Corp.	491	12
Northwest Natural Gas Co.	293	12
Otter Tail Corp.	343	11
South Jersey Industries, Inc.	333	11
UIL Holdings Corp.	269	10
CH Energy Group, Inc.	193	10
California Water Service Group	241	10
Empire District Electric Co.	392	9
American States Water Co.	234	9
The Laclede Group, Inc.	279	9
MGE Energy, Inc.	265	9
Portland General Electric Co.	265	7
Cascade Natural Gas Corp.	72	2
Central Vermont Public Service Corp.	64	2

		5,489

Total Common Stocks
(Cost $69,623)		70,833

Temporary Cash Investment (0.9%)

1 Vanguard Market Liquidity Fund, 5.272%
(Cost $600)	600,005	600

Total Investments (100.7%)
(Cost $70,223)		71,433

Other Assets and Liabilities-Net (-0.7%)		(478)

Net Assets (100%)		70,955

*New issue that has not paid a dividend as of January 31, 2007.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At January 31, 2007, the cost of investment securities for tax purposes was $70,223,000. Net unrealized appreciation of investment securities for tax purposes was $1,210,000, consisting of unrealized gains of $1,672,000 on securities that had risen in value since their purchase and $462,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

VANGUARD WHITEHALL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.